GOODWILL AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL AND ACQUISITIONS [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Year ended December 31,
	2021	2022
	$	$

At the beginning of the financial year	216,278	539,624
Acquisitions	327,026	60,695
Impairment	–	(354,943)
Foreign currency translation	(3,680)	(15,168)
At the end of the financial year	539,624	230,208

Allocation of Purchase Price
The allocation of the purchase price as of the date of acquisition is summarized as follows:

$

Cash and cash equivalent	26,312
Others	31,056
Total assets acquired	57,368

Total liabilities assumed	(19,311)
Net assets acquired	38,057

Fulfilled by:
Cash consideration	84,387
Contingent consideration	1,805
Fair value of non-controlling interests(1)	12,560
Goodwill	60,695

(1)	Measured based on the fair value of the Company’s ordinary shares on the date of acquisition less control premium.